Loans and advances to customers - Schedule of the breakdown of the securitized loans (Details) - Securitized loans and loans and advances to customers - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 75,738	€ 82,603	€ 80,600
Securitised mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	16,994	16,265	19,523
Securitised mortgage assets | United Kingdom
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	6,096	4,144	5,295
Other securitised assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 58,744	€ 66,338	€ 61,077